UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Courage Capital Management, LLC
Address:   4400 Harding Road
           Nashville, TN 37205-2290

Form 13F File Number: 28-10362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Richard C. Patton
Title:  Chief Manager
Phone:  615-298-7606

Signature,  Place,  and  Date  of  Signing:

 /s/ Richard C. Patton                 Nashville, TN               May 18, 2007
------------------------               -------------               ------------
[Signature]                            [City, State]                 [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
                                         -----------
Form 13F Information Table Entry Total:     89
                                         -----------
Form 13F Information Table Value Total:   $997,652
                                         -----------
                                         (thousands)

List of Other Included Managers: Not Applicable

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ACCURIDE CORP                  COMMON           004398103     1251   85700 SH       DEF (1)             X      0    0
AMERICAN WOODMARK CORP         COMMON           030506109      605   16451 SH       DEF (1)             X      0    0
AMIS HOLDINGS INC              COMMON           031538101      365   33303 SH       DEF (1)             X      0    0
AMREP CORP                     COMMON           032159105      366    4743 SH       DEF (1)             X      0    0
ANDREW CORP                    COMMON           034425108      599   56531 SH       DEF (1)             X      0    0
APOLLO GROUP INC               COMMON           037604105    38160  869250 SH       DEF (1)             X      0    0
APRIA HEALTHCARE GROUP INC     COMMON           037933108      366   11335 SH       DEF (1)             X      0    0
CALL ARCH COAL INC JAN 35.00   CALL             039380100    55242 1800000 SH  CALL DEF (1)             X      0    0
ARKANSAS BEST CORP-DEL         COMMON           040790107      370   10413 SH       DEF (1)             X      0    0
ATLAS AIR WORLDWIDE HLDGS INC  COMMON           049164205      366    6939 SH       DEF (1)             X      0    0
BANK OF AMERICA CORPORATION    COMMON           060505104     4172   81779 SH       DEF (1)             X      0    0
CALL BANK OF AMERICA JAN 55.00 CALL             060505104     1738  100000 SH  CALL DEF (1)             X      0    0
BEBE STORES INC                COMMON           075571109     4936  284000 SH       DEF (1)             X      0    0
BISYS GROUP INC                COMMON           055472104    24066 2100000 SH       DEF (1)             X      0    0
BJ SERVICES CO                 COMMON           055482103    12834  460000 SH       DEF (1)             X      0    0
CALL BJ SERVICES CO JAN 30.00  CALL             055482103    36270 1300000 SH  CALL DEF (1)             X      0    0
BLOCKBUSTER INC CLASS A        COMMON           093679108      372   57729 SH       DEF (1)             X      0    0
CALL BRISTOL MYERS CO JAN      CALL             110122108     8264  297700 SH  CALL DEF (1)             X      0    0
30.00
BROWN SHOE COMPANY INC         COMMON           115736100      243    8693 SH       DEF (1)             X      0    0
BUILDING MATERIALS HOLDING     COMMON           120113105      581   32105 SH       DEF (1)             X      0    0
CARPENTER TECHNOLOGY CORP      COMMON           144285103    26567  220000 SH       DEF (1)             X      0    0
CBRL GROUP INC                 COMMON           12489V106      362    7812 SH       DEF (1)             X      0    0
CEC Entertainment Inc          COMMON           125137109      368    8847 SH       DEF (1)             X      0    0
PUT CEMEX S A B DE C JAN 30.00 PUT              151290889      147    4500 SH  PUT  DEF (1)             X      0    0
CENTENE CORP DEL               COMMON           15135B101      367   17495 SH       DEF (1)             X      0    0
CHARTER COMMUNICATIONS INC DEL COMMON           16117M107      369  132130 SH       DEF (1)             X      0    0
CINCINNATI BELL INC NEW        COMMON           171871106      626  133188 SH       DEF (1)             X      0    0
CITRIX SYS INC                 COMMON           177376100     9609  300000 SH       DEF (1)             X      0    0
CKE RESTAURANTS INC            COMMON           12561E105      363   19243 SH       DEF (1)             X      0    0
COMVERSE TECHNOLOGY INC NEW    COMMON           205862402    32025 1500000 SH       DEF (1)             X      0    0
CALL CONSOL ENERGY IN JAN      CALL             20854P109    27391  700000 SH  CALL DEF (1)             X      0    0
35.00
CONSTELLATION BRANDS INC       COMMON           21036P108     1504   71000 SH       DEF (1)             X      0    0
CONTINENTAL AIRLINES INC-CL B  COMMON           210795308     4427  121662 SH       DEF (1)             X      0    0
COPART INC                     COMMON           217204106      700   25000 SH       DEF (1)             X      0    0
CORRECTIONS CORP AMER NEW      COMMON           22025Y407    16967  321288 SH       DEF (1)             X      0    0
DAVITA INC                     COMMON           23918K108    17622  330500 SH       DEF (1)             X      0    0
DOLLAR GENERAL CORP            COMMON           256669AC6    15900  750000 SH       DEF (1)             X      0    0
DOLLAR THRIFTY AUTOMOTIVE      COMMON           256743105      367    7188 SH       DEF (1)             X      0    0
ECHOSTAR COMMUNICATIONS CORP   COMMON           278762109     4449  102449 SH       DEF (1)             X      0    0
ELAN CORP PLC-ADR              ADR              284131208    31716 2386450 SH       DEF (1)             X      0    0
PUT ELAN CORP PLC JAN 10.00    PUT              284131208    13290 1000000 SH  PUT  DEF (1)             X      0    0
ELECTRONICS FOR IMAGING INC    COMMON           286082102     9707  413932 SH       DEF (1)             X      0    0
FIRST DATA CORP                COMMON           319963104    20415  758935 SH       DEF (1)             X      0    0
FLEXTRONICS INTERNATIONAL LTD  COMMON           Y2573F102     2188  200000 SH       DEF (1)             X      0    0
FREEPORT MCMORAN COPPER &      COMMON           35671D857     7486  113103 SH       DEF (1)             X      0    0
FREIGHTCAR AMERICA INC         COMMON           357023100      596   12363 SH       DEF (1)             X      0    0
GANNETT INC DEL                COMMON           364730101     1036   18405 SH       DEF (1)             X      0    0
GENERAL MARITIME CORP          COMMON           Y2692M103      618   21411 SH       DEF (1)             X      0    0
GENERAL MOTORS CORPORATION     COMMON           370442717     3405  150000 SH       DEF (1)             X      0    0
GENESCO INC                    COMMON           371532102      367    8838 SH       DEF (1)             X      0    0
GEORGIA GULF CORP NEW          COMMON           373200203      353   21773 SH       DEF (1)             X      0    0
GOODYEAR TIRE & RUBBER CO      COMMON           382550101    56532 1812500 SH       DEF (1)             X      0    0
GREY WOLF INC                  COMMON           397888108      612   91317 SH       DEF (1)             X      0    0
HEIDRICK & STRUGGLES INTL INC  COMMON           422819102      369    7609 SH       DEF (1)             X      0    0
CALL JAMES RIVER COAL SEP      CALL             470355207     1261  168800 SH  CALL DEF (1)             X      0    0
10.00
CALL JO-ANN STORES IN APR      CALL             47758P307      542   19900 SH  CALL DEF (1)             X      0    0
20.00
JOHNSON & JOHNSON              COMMON           478160104    18078  300000 SH       DEF (1)             X      0    0
CALL JOHNSON JOHNSON JAN 65.00 CALL             478160104    15065  250000 SH  CALL DEF (1)             X      0    0
KEMET CORP                     COMMON           488360108     2692  351900 SH       DEF (1)             X      0    0
KRISPY KREME DOUGHNUTS INC     COMMON           501014104    17963 1762828 SH       DEF (1)             X      0    0
LABOR READY INC                COMMON           505401208      367   19345 SH       DEF (1)             X      0    0
PUT LABORATORY CORP JAN 60.00  PUT              50540R409     7263  100000 SH  PUT  DEF (1)             X      0    0
LAMSON & SESSIONS CO           COMMON           513696104      378   13595 SH       DEF (1)             X      0    0
LEGG MASON INC                 COMMON           524901105    44745  474949 SH       DEF (1)             X      0    0
MARKET VECTORS ETF TR          ETF              57060U100     7593  191879 SH       DEF (1)             X      0    0
CALL MCDONALDS CORP JAN 20.00  CALL             580135101    21399  475000 SH  CALL DEF (1)             X      0    0
NORDSTROM INC                  COMMON           655664100     7417  140096 SH       DEF (1)             X      0    0
NOVELLUS SYSTEMS INC           COMMON           670008101     4367  136398 SH       DEF (1)             X      0    0
NRG ENERGY INC                 COMMON           629377508    11526  160000 SH       DEF (1)             X      0    0
CALL NRG ENERGY INC JAN 60.00  CALL             629377508    90050 1250000 SH  CALL DEF (1)             X      0    0
OMNICARE INC                   COMMON           681904108    60927 1531977 SH       DEF (1)             X      0    0
ON SEMICONDUCTOR               COMMON           682189105     4417  495152 SH       DEF (1)             X      0    0
PACCAR INC                     COMMON           693718108     4372   59561 SH       DEF (1)             X      0    0
PAPA JOHNS INTERNATIONAL INC   COMMON           698813102      364   12373 SH       DEF (1)             X      0    0
PERUSAHAAN PERSEROAN ADR       COMMON           715684106     4314  100000 SH       DEF (1)             X      0    0
PF CHANGS CHINA BISTRO INC     COMMON           69333Y108     5570  133000 SH       DEF (1)             X      0    0
RARE HOSPITALITY INTL INC      COMMON           753820109      369   12274 SH       DEF (1)             X      0    0
ROCK-TENN CO                   COMMON           772739207      360   10835 SH       DEF (1)             X      0    0
PUT RUSSELL 2000 IDX SEP       PUT              1248357UN   102091  127500 SH  PUT  DEF (1)             X      0    0
770.00
SPARTECH CORP-NEW              COMMON           847220209      369   12569 SH       DEF (1)             X      0    0
ST JUDE MEDICAL INC            COMMON           790849103     1384   36800 SH       DEF (1)             X      0    0
STEEL DYNAMICS INC             COMMON           858119100     4443  102857 SH       DEF (1)             X      0    0
TALBOTS INC                    COMMON           874161102    12534  530649 SH       DEF (1)             X      0    0
TATA MOTORS LTD                COMMON           876568502     3064  189000 SH       DEF (1)             X      0    0
TELLABS INC                    COMMON           879664100    32825 3315683 SH       DEF (1)             X      0    0
TESORO PETROLEUM CORP-W/RTS TO COMMON           881609101     4386   43671 SH       DEF (1)             X      0    0
TUESDAY MORNING CORP           COMMON           899035505      365   24580 SH       DEF (1)             X      0    0
VOLT INFORMATION SCIENCES      COMMON           928703107      382   14576 SH       DEF (1)             X      0    0
WELLCARE GROUP INC             COMMON           94946T106     4425   51909 SH       DEF (1)             X      0    0

(1) Courage Investments, Inc. is the general partner of private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manger agreements.